LONG-TERM INCENTIVE COMPENSATION - Stock Option Information (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Jan. 01, 2022	Jan. 02, 2021
Number of options
Outstanding beginning balance, options	162,100
Exercised, options	(20,100)
Outstanding ending balance, options	142,000.0	162,100
Options vested and expected to vest, options	142,000.0
Options exercisable	142,000.0
Weighted-average exercise price
Outstanding, Weighted-average exercise price, beginning balance	$ 68.84
Exercised, weighted-average exercise price	34.19
Outstanding, Weighted-average exercise price, ending balance	73.76	$ 68.84
Options vested and expected to vest, Weighted-average exercise price	73.76
Options exercisable ,Weighted-average exercise price	$ 73.76
Weighted-average remaining contractual life
Outstanding ,Weighted-average remaining contractual life	4 years 4 months 24 days	4 years 10 months 9 days
Options vested or expected to vest, Weighted-average remaining contractual life	4 years 4 months 24 days
Options exercisable, Weighted-average remaining contractual life	4 years 4 months 24 days
Aggregate intrinsic value
Outstanding, Aggregate intrinsic value	$ 20.3	$ 14.0
Options vested and expected to vest, Aggregate Intrinsic Value	20.3
Options exercisable, Aggregate Intrinsic Value	$ 20.3